Allowance for Loan Losses - Performing and Nonperforming Loans (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment [Line Items]
Performing	$ 382,911,000	$ 407,051,000
Total	382,911,000	407,051,000
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	354,987,000	382,720,000
Total	354,987,000	382,720,000
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	15,948,000	10,565,000
Total	15,948,000	10,565,000
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	11,976,000	13,766,000
Total	$ 11,976,000	$ 13,766,000